Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt [Abstract]
Schedule of Long-Term Debt

The Company’s long-term debt obligations consisted of the following:

		Successor
	Maturity Date	June 30, 2025	December 31, 2024
Term Loan	July 30, 2031	$769,197	$773,063
Revolving credit facility	July 30, 2029	—	—
Less: Unamortized deferred financing costs		(17,934)	(18,265)
Total debt		751,263	754,798
Less: Current portion		(7,731)	(7,750)
Long-term debt, net of current portion		$743,532	$747,048